LOAN RECEIVABLE (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 30, 2021	Mar. 31, 2022	Dec. 31, 2021
LOAN RECEIVABLE (Details Narrative)
Principal payments		$ 90,626	$ 60,942
Short-term receivable		375,195	377,590
Long term receivables		$ 4,227,268	$ 4,410,689
Prepayments of loan	$ 4,849,221
Interest rate	5.50%
Loan receivables term	360 years
Decription of loan payment	the Company entered into an agreement for a ten-year loan with a third-party to memorialize €4,284,521 ($4,849,221) in prepayments the Company had made